Shareholders' Equity (Details) $ / shares in Units, ¥ in Millions								12 Months Ended
	Apr. 20, 2023 $ / shares shares	Nov. 09, 2022 USD ($) shares	Nov. 07, 2022 $ / shares shares	Feb. 19, 2021 CNY (¥)	Jan. 26, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) shares	Aug. 31, 2019	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Oct. 09, 2020 $ / shares shares
Shareholders' Equity [Line Items]
Ordinary shares authorized								250,000,000	250,000,000
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.0002	$ 0.0002
Ordinary shares issued								14,259,182	13,239,182
Ordinary shares outstanding								14,259,182	13,239,182
Shares issued						2,000
Share based fair value (in Dollars) | $						$ 16,000		$ 59,600		$ 16,000
Price per share (in Dollars per share) | $ / shares			$ 0.0002
Gross proceeds (in Dollars) | $								23,010,000		$ 21,680,341
Commencing effective days					180 days
Warrant exercisable per share (in Dollars per share) | $ / shares					$ 10
Public offering percentage					125.00%
Ordinary shares issued									112,182
Closed the Offering for the sale of ordinary share		1,000,000	3,500,000
Gross proceeds (in Dollars) | $		$ 25,000,000
Purchase additional ordinary shares		250.00%
Grant date fair value (in Dollars per share) | $ / shares	$ 2.98
Recognized compensation cost (in Dollars) | $								$ 59,600
Equity non-controlling interest percentage								1.00%	1.00%
Subsidiaries are required to after-tax profits								10.00%
Percentage of reserve fund								50.00%
Initial Public Offering [Member]
Shareholders' Equity [Line Items]
Share issued					3,125,000
Price per share (in Dollars per share) | $ / shares					$ 8
Gross proceeds (in Dollars) | $					$ 25,000,000
Issued warrants percentage					6.00%
Maximum [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized											500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.0002
Ordinary shares issued											20,000,000
Ordinary shares outstanding											20,000,000
Minimum [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized											250,000,000
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.0001
Ordinary shares issued											10,000,000
Ordinary shares outstanding											10,000,000
Chief Financial Officer [Member]
Shareholders' Equity [Line Items]
Granted annual bonus share	20,000
Wenzhou Hongshun [Member]
Shareholders' Equity [Line Items]
Increase investment (in Yuan Renminbi) | ¥				¥ 99
Equity percentage							99.00%
Wenzhou Hongshun [Member]
Shareholders' Equity [Line Items]
Increase investment (in Yuan Renminbi) | ¥				¥ 32
Equity percentage				99.00%				99.00%
Di Wang [Member]
Shareholders' Equity [Line Items]
Increase investment (in Yuan Renminbi) | ¥				¥ 1
Equity percentage				1.00%				1.00%
Mr. Jianping Xiang [Member]
Shareholders' Equity [Line Items]
Share issued								20,000